Form N-1A Supplement	Jun. 22, 2026
Corgi NVDA 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Corgi NVDA 2x Daily ETF (NVC)
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%
(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$64

Corgi PLTR 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Corgi PLTR 2x Daily ETF (PLTL)
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%
(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$64

Corgi COIN 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Corgi COIN 2x Daily ETF (COIX)
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%
(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$64

Corgi TSLA 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Corgi TSLA 2x Daily ETF (TESC)
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%
(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$64

Corgi HOOD 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Corgi HOOD 2x Daily ETF (HOOC)
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%
(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$64

Corgi GOOGL 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Corgi GOOGL 2x Daily ETF (GOGL)
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%
(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$64

Corgi MSTR 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Corgi MSTR 2x Daily ETF (MSTC)
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%
(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$64

Corgi AMD 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Corgi AMD 2x Daily ETF (AMDC)
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%
(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$64

Corgi MSFT 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Corgi MSFT 2x Daily ETF (MSFC)
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%
(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$64

Corgi META 2x Daily ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Corgi META 2x Daily ETF (FBX)
Annual Fund Operating Expenses(1)
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.20%
(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.
Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$20	$64